Financial risk management (Details) - Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Book value [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivables, net	R$ 84,950	R$ 72,014
Transactions with related parties	488	701
Non-current
Transactions with related parties	2,680	1,511
Book value [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents	1,000,892	141,095
Marketable securities
Receivables from sale of farm, net (c)	77,540	73,678
Derivative financial instruments (b)	32,657	7,180
Noncurrent
Marketable securities	10,455	5,044
Receivables from sale of farm, net (c)	324,937	240,074
Derivative financial instruments (b)	3,881	1,746
Book value [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets	210,489	115,553
Noncurrent
Biological assets	34,585	25,444
Book value [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties	952,109	814,398
Fair value [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivables, net	84,950	72,014
Transactions with related parties	488	701
Non-current
Transactions with related parties	2,680	1,511
Fair value [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents	1,000,892	141,095
Marketable securities
Receivables from sale of farm, net (c)	77,540	73,678
Derivative financial instruments (b)	32,657	7,180
Noncurrent
Marketable securities	10,455	5,044
Receivables from sale of farm, net (c)	324,937	240,074
Derivative financial instruments (b)	3,881	1,746
Fair value [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets	210,489	115,553
Noncurrent
Biological assets	34,585	25,444
Fair value [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties	3,443,849	1,872,701
Quoted Prices in Active Markets (Level 1) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivables, net
Transactions with related parties
Non-current
Transactions with related parties
Quoted Prices in Active Markets (Level 1) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents	1,000,892	141,095
Marketable securities
Receivables from sale of farm, net (c)
Derivative financial instruments (b)	17,047	6,121
Noncurrent
Marketable securities	10,455	5,044
Receivables from sale of farm, net (c)
Derivative financial instruments (b)	36	305
Quoted Prices in Active Markets (Level 1) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets
Noncurrent
Biological assets
Quoted Prices in Active Markets (Level 1) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Significant observable data (Level 2) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivables, net	84,950	72,014
Transactions with related parties	488	701
Non-current
Transactions with related parties	2,680	1,511
Significant observable data (Level 2) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sale of farm, net (c)
Derivative financial instruments (b)	15,610	1,059
Noncurrent
Marketable securities
Receivables from sale of farm, net (c)
Derivative financial instruments (b)	3,845	1,441
Significant observable data (Level 2) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets	11,727	9,037
Noncurrent
Biological assets	34,585	25,444
Significant observable data (Level 2) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties
Significant non- observable data (Level 3) [Member] | Financial assets measured at amortized cost [Member]
Current
Trade accounts receivables, net
Transactions with related parties
Non-current
Transactions with related parties
Significant non- observable data (Level 3) [Member] | Financial assets measured at fair value through profit and loss [Member]
Current
Cash equivalents
Marketable securities
Receivables from sale of farm, net (c)	77,540	73,678
Derivative financial instruments (b)
Noncurrent
Marketable securities
Receivables from sale of farm, net (c)	324,937	240,074
Derivative financial instruments (b)
Significant non- observable data (Level 3) [Member] | Non-financial assets measured at fair value [Member]
Current
Biological assets	198,762	106,516
Noncurrent
Biological assets
Significant non- observable data (Level 3) [Member] | Non-financial assets measured at cost [Member]
Noncurrent
Investment properties	3,443,849	1,872,701
Financial liabilities measured at amortized cost [Member] | Book value [Member]
Current
Trade payables	75,224	55,603
Loans, financing and debentures (a)	322,046	217,274
Transactions with related parties	5,568	2,849
Non-current
Loans, financing and debentures (a)	341,135	296,839
Transactions with related parties	2,519
Financial liabilities measured at amortized cost [Member] | Fair value [Member]
Current
Trade payables	75,224	55,603
Loans, financing and debentures (a)	322,046	217,274
Transactions with related parties	5,568	2,849
Non-current
Loans, financing and debentures (a)	341,135	296,839
Transactions with related parties	2,519
Financial liabilities measured at amortized cost [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Current
Trade payables
Loans, financing and debentures (a)
Transactions with related parties
Non-current
Loans, financing and debentures (a)
Transactions with related parties
Financial liabilities measured at amortized cost [Member] | Significant observable data (Level 2) [Member]
Current
Trade payables	75,224	55,603
Loans, financing and debentures (a)	322,046	217,274
Transactions with related parties	5,568	2,849
Non-current
Loans, financing and debentures (a)	341,135	296,839
Transactions with related parties	2,519
Financial liabilities measured at amortized cost [Member] | Significant non- observable data (Level 3) [Member]
Current
Trade payables
Loans, financing and debentures (a)
Transactions with related parties
Non-current
Loans, financing and debentures (a)
Transactions with related parties
Financial assets measured at fair value through profit and loss [Member] | Book value [Member]
Current
Lease payable	30,545	25,849
Derivative financial instruments (b)	48,574	18,333
Accounts payable for acquisition of Serra Grande Farm	37,796	5,017
Noncurrent
Lease payable		126,514
Derivative financial instruments (b)		1,462
Restricted shares		13,490
Agrifirma warrants		10,860
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		9,246
Financial assets measured at fair value through profit and loss [Member] | Fair value [Member]
Current
Lease payable	30,545	25,849
Derivative financial instruments (b)	48,574	18,333
Accounts payable for acquisition of Serra Grande Farm	37,796	5,017
Noncurrent
Lease payable		126,514
Derivative financial instruments (b)		1,462
Restricted shares		13,490
Agrifirma warrants		10,860
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		9,246
Financial assets measured at fair value through profit and loss [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Current
Lease payable
Derivative financial instruments (b)	45,368	5,900
Accounts payable for acquisition of Serra Grande Farm	20,510
Noncurrent
Lease payable
Derivative financial instruments (b)		645
Restricted shares		13,490
Agrifirma warrants
Agrifirma warrant dividends
Accounts payable for acquisition of Serra Grande Farm
Financial assets measured at fair value through profit and loss [Member] | Significant observable data (Level 2) [Member]
Current
Lease payable	30,545	25,849
Derivative financial instruments (b)	3,206	12,433
Accounts payable for acquisition of Serra Grande Farm	16,506
Noncurrent
Lease payable		126,514
Derivative financial instruments (b)		817
Restricted shares
Agrifirma warrants		10,860
Agrifirma warrant dividends
Accounts payable for acquisition of Serra Grande Farm
Financial assets measured at fair value through profit and loss [Member] | Significant non- observable data (Level 3) [Member]
Current
Lease payable
Derivative financial instruments (b)
Accounts payable for acquisition of Serra Grande Farm	780	5,017
Noncurrent
Lease payable
Derivative financial instruments (b)
Restricted shares
Agrifirma warrants
Agrifirma warrant dividends		778
Accounts payable for acquisition of Serra Grande Farm		R$ 9,246
Financial assets measured at fair value through profit and loss [Member] | Book value [Member]
Noncurrent
Lease payable	168,450
Derivative financial instruments (b)	1,965
Accounts payable for acquisition of Serra Grande Farm	7,295
Financial assets measured at fair value through profit and loss [Member] | Fair value [Member]
Noncurrent
Lease payable	168,450
Derivative financial instruments (b)	1,965
Accounts payable for acquisition of Serra Grande Farm	7,295
Financial assets measured at fair value through profit and loss [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Noncurrent
Lease payable
Derivative financial instruments (b)	314
Accounts payable for acquisition of Serra Grande Farm
Financial assets measured at fair value through profit and loss [Member] | Significant observable data (Level 2) [Member]
Noncurrent
Lease payable	168,450
Derivative financial instruments (b)	1,651
Accounts payable for acquisition of Serra Grande Farm
Financial assets measured at fair value through profit and loss [Member] | Significant non- observable data (Level 3) [Member]
Noncurrent
Lease payable
Derivative financial instruments (b)
Accounts payable for acquisition of Serra Grande Farm	R$ 7,295